BofA FUNDS SERIES TRUST

BofA Money Market Reserves

(the “Fund”)

Supplement dated August 16, 2011 to the Prospectus dated January 1, 2011 and Statement of

Additional Information dated January 1, 2011, as supplemented, for Investor Class Shares

The Fund will terminate the offer and sale of Investor Class shares of the Fund on or shortly after August 18, 2011 (the “Termination Date”).

Accordingly, effective as of the Termination Date, the prospectus and statement of additional information for Investor Class shares of the Fund are hereby supplemented by eliminating all references to Investor Class shares of the Fund.

Shareholders should retain this Supplement for future reference.

INT-47/161904-0811

BofA FUNDS SERIES TRUST

BofA New York Tax-Exempt Reserves

(the “Fund”)

Supplement dated August 16, 2011 to the Prospectuses dated January 1, 2011 and Statement of

Additional Information dated January 1, 2011, as supplemented,

for Adviser Class and Daily Class Shares

The Fund will terminate the offer and sale of Adviser Class and Daily Class shares of the Fund on or shortly after August 18, 2011 (the “Termination Date”).

Accordingly, effective as of the Termination Date, the prospectuses and statement of additional information for Adviser Class and Daily Class shares of the Fund are hereby supplemented by eliminating all references to such class shares of the Fund.

Shareholders should retain this Supplement for future reference.

INT-47/161905-0811